Medicare Part D	12 Months Ended
Dec. 31, 2011
Medicare Part D
Medicare Part D

8         Medicare Part D

The Company offers Medicare Part D benefits through SilverScript, Accendo and Pennsylvania Life, which have contracted with CMS to be a PDP and, pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (“MMA”), must be risk-bearing entities regulated under state insurance laws or similar statutes.

SilverScript, Accendo and Pennsylvania Life are licensed domestic insurance companies under the applicable laws and regulations. Pursuant to these laws and regulations, SilverScript, Accendo and Pennsylvania Life must file quarterly and annual reports with the National Association of Insurance Commissioners (“NAIC”) and certain state regulators, must maintain certain minimum amounts of capital and surplus under a formula established by the NAIC and must, in certain circumstances, request and receive the approval of certain state regulators before making dividend payments or other capital distributions to the Company. The Company does not believe these limitations on dividends and distributions materially impact its financial position.

The Company has recorded estimates of various assets and liabilities arising from its participation in the Medicare Part D program based on information in its claims management and enrollment systems. Significant estimates arising from its participation in this program include: (i) estimates of low-income cost subsidy and reinsurance amounts ultimately payable to or receivable from CMS based on a detailed claims reconciliation that will occur in the following year; (ii) an estimate of amounts receivable from or payable to CMS under a risk-sharing feature of the Medicare Part D program design, referred to as the risk corridor and (iii) estimates for claims that have been reported and are in the process of being paid or contested and for our estimate of claims that have been incurred but have not yet been reported.